Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation

A.	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These financial statements were authorized for issuance by the Board of Directors of the Company on March 27, 2024.

B.	Basis of consolidation

(i)	Subsidiaries

Subsidiaries are entities over which the Company has control. Control over an entity exists when the Company is exposed or has rights to returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date on which control ceases.

Business acquisitions are accounted for using the acquisition method whereby acquired assets and liabilities are recorded at fair value as of the date of acquisition with the excess of the purchase consideration over such fair value being recorded as goodwill and allocated to cash generating units. Non-controlling interest in an acquisition may be measured at either fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s net identifiable assets.

If the fair value of the net assets acquired exceeds the purchase consideration, the difference is recognized immediately as a gain in the consolidated statement of operations and comprehensive income (loss).

Where a business combination is achieved in stages, previously held non-controlling equity interests in the acquiree are re-measured at acquisition-date fair value and any resulting gain or loss is recognized in the consolidated statement of operations and comprehensive income (loss) or other comprehensive income, as appropriate. Acquisition related costs are expensed during the period in which they are incurred, except for the cost of debt or equity instruments issued in relation to the acquisition which is included in the carrying amount of the related instrument. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively during the measurement period. However, the measurement period will not exceed one year from the acquisition date.

(ii)	Associates

An associate is an entity over which the Company has significant influence but not control nor joint control. Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights but can also arise where the Company has less than 20% if influence is exerted over policy decisions that affect the entity. The Company’s share of the net assets and net income or loss of associates is accounted for in the consolidated financial statements using the equity method of accounting.